Employee Benefit Plans - Schedule of Net Periodic Pension Cost for Retirement Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Directors' Retirement Plan [Member]
Net Periodic Pension Cost
Service cost	$ 4	$ 6	$ 5
Interest cost	29	34	41
Amortization of transition obligation
Amortization of net loss
Amortization of prior service cost		33	87
Net periodic pension cost	33	73	133
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	5	(7)	11
Amortization of transition obligation
Amortization of prior service cost		(22)	(57)
Total recognized in other comprehensive income	5	29	(46)
SERP [Member]
Net Periodic Pension Cost
Service cost	99	81	64
Interest cost	112	120	123
Amortization of transition obligation	41	41	41
Amortization of net loss	105	81	55
Amortization of prior service cost
Net periodic pension cost	357	323	283
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	(128)	51	101
Amortization of transition obligation	(27)	(29)	(27)
Amortization of prior service cost
Total recognized in other comprehensive income	$ 155	$ 22	$ 74